STOCK-BASED COMPENSATION (Accounting for Stock-Based Compensation) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	2.50%	3.80%	4.40%
Expected volatility	47.35%	43.78%	29.57%
Risk-free interest rate	1.28%	1.61%	3.42%
Dividend yield blend of current declared dividend as a percentage of the stock price	30.00%
Dividend yield blend of current declared dividend as a percentage of a ten year dividend yield	70.00%
Employees' Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5	9	6.5
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6.5	6.25	6